Financial instruments	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Financial instruments	Financial instruments
3.1.    Financial assets
Financial assets by category as of June 30, 2026 and December 31, 2025 are as follows (in thousands):

	June 30, 2026
	Financial assets at fair value through profit or loss	Financial assets measured at amortized cost
Current assets
Cash and cash equivalents	$—	$455,222
Short-term investments	—	98,540
Accounts receivable, net	—	39,119
Accrued income	—	61
Total	$—	$592,942
Non-current assets
Financial assets at fair value through profit or loss	355	—
Total	$355	$—

	December 31, 2025
	Financial assets at fair value through profit or loss	Financial assets measured at amortized cost
Current assets
Cash and cash equivalents	$—	$388,891
Short-term investments	—	101,142
Accounts receivable, net	—	32,017
Accrued income	—	948
Financial assets at fair value through profit or loss	45	—
Total	45	522,998
Non-current assets
Financial assets at fair value through profit or loss	437	—
Total	$437	$—
3.2.    Financial liabilities
Financial liabilities by category as of June 30, 2026 and December 31, 2025 are as follows (in thousands):

	June 30, 2026
	Financial liabilities at fair value through profit or loss	Financial liabilities measured at amortized cost
Current liabilities
Accounts payable	$—	$3,449
Accrued expenses (1)	—	16,410
Current lease liabilities	—	1,835
Total	$—	$21,694
Non-current liabilities
Non-current lease liabilities	—	3,174
Long-term borrowings with related party	—	32,436
Total	$—	$35,610

(1)Exclude payroll liabilities that should be paid to employees such as annual leave allowance.

	December 31, 2025
	Financial liabilities at fair value through profit or loss	Financial liabilities measured at amortized cost
Current liabilities
Accounts payable	$—	$8,716
Accrued expenses (1)	—	12,947
Current lease liabilities	—	1,444
Current portion of borrowings with related party	—	34,846
Total	$—	$57,953
Non-current liabilities
Non-current lease liabilities	—	3,309
Total	$—	$3,309
(1)Exclude payroll liabilities that should be paid to employees such as annual leave allowance.
3.3.    Fair value hierarchy
Fair value hierarchy classifications of the financial assets that are measured at fair value disclosed in fair value as of June 30, 2026 and December 31, 2025 are as follows (in thousands):

	June 30, 2026
	Level 1	Level 2	Level 3	Total
Financial assets and liabilities at fair value through profit or loss
Financial assets	$—	$—	$355	$355

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Financial assets and liabilities at fair value through profit or loss
Financial assets	$—	$45	$437	$482
3.4.    Valuation techniques and the inputs
The valuation techniques and inputs used for fair value measurements and disclosed fair values categorized within Level 2 and Level 3 of the fair value hierarchy as of June 30, 2026 and December 31, 2025 are as follows (in thousands):

	June 30, 2026	December 31, 2025	Level	Valuation techniques
Capital contribution to cooperatives	$355	$437	3	Market-based fair value approach
Derivative instruments (Money Market Trust)	$—	$45	2	Discounted Cash Flow Method
Financial liabilities at fair value through profit or loss	$—	$—	2	Market-based fair value approach

3.5.    Net gains or losses by category of financial instruments
Net gains or losses by category of financial instruments for the three and six months ended June 30, 2026 and 2025 are as follows (in thousands):

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
Financial assets at fair value through profit or loss
Gain on valuation of financial assets	$(20)	$(290)	$—	$—
Loss on valuation of financial assets	(54)	(21)	(54)	(21)
Gains (losses) on disposal of financial assets	(8)	—	652	—
Sub-total	$(82)	$(311)	$598	$(21)
Financial assets at amortized cost
Interest income	4,446	4,108	8,666	7,914
Gain on foreign currency transactions	1,107	(31)	3,030	278
Unrealized gain on foreign currency	1,048	(77)	3,899	130
Loss on foreign currency transactions	(218)	(1,409)	(317)	(1,440)
Unrealized loss on foreign currency	4	(1,385)	(28)	(1,721)
Sub-total	$6,387	$1,206	$15,250	$5,161
Total	$6,305	$895	$15,848	$5,140
Financial liabilities at fair value through profit or loss
Loss on valuation of financial liabilities	$—	$(2,851)	$—	$(2,862)
Sub-total	$—	$(2,851)	$—	$(2,862)
Financial liabilities at amortized cost
Interest expense	(469)	(464)	(945)	(913)
Gain on foreign currency transactions	1	23	3	23
Loss on foreign currency transactions	—	602	(3)	(37)
Unrealized loss on foreign currency	$(2)	$—	$(2)	$—
Sub-total	$(470)	$161	$(947)	$(927)
Total	$(470)	$(2,690)	$(947)	$(3,789)